Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Total lease commitment	¥ 898,574	¥ 839,429
Less: Imputed interest	91,488	90,554
Total operating lease liabilities	¥ 807,086	¥ 748,875